As filed with the Securities and Exchange Commission on October 4, 2002


                                                     Registration No. 333-57210
                                                                      811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------

                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------


                         POST-EFFECTIVE AMENDMENT NO. 2


A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:

                             Marijo F. Murphy, Esq.
                           New York Life Insurance and
                               Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                                    Copy to:


Stephen E. Roth, Esq.                            Sheila K. Davidson, Esq.
Sutherland Asbill & Brennan LLP                  Senior Vice President
1275 Pennsylvania Avenue, NW                     and General Counsel
Washington, DC  20004-2415                       New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010



It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]     on May 1, 2002 pursuant to paragraph (b) of Rule 485.
[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]     on May 1, 1999 pursuant to paragraph (a) (1) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E.      Title of securities being registered:

        Units of interests in the Separate Account under Variable Universal Life Insurance Policies and Survivorship Variable Universal Life Policies.


F.      Approximate date of proposed public offering: Not applicable.

G. Proposed maximum aggregate offering price to the public of the securities being registered:

[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 2 ("Amendment") for the purpose of adding a new Life Extension Benefit Rider, adding a Dollar Cost Averaging Advantage program and lowering certain current charges in the NYLIAC Pinnacle VUL/SVUL policies described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2002. The Amendment is not intended to amend or delete any part of the May 1, 2002 prospectus and registration statement, except as specifically noted herein.

                      Supplement dated October 14, 2002 to
                        the Prospectus dated May 1, 2002
                       (as supplemented on June 23, 2002)

                                       for

           NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
     NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                  INVESTING IN
                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I


This supplement amends the May 1, 2002 Prospectus for the NYLIAC Pinnacle Variable Universal Life Insurance Policies and the NYLIAC Pinnacle Survivorship Variable Universal Life Insurance Policies (collectively, the "policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2002 prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

The purposes of this supplement are to announce, effective October 14, 2002:
(1) the availability of a new life extension benefit rider, (2) the availability of an enhanced dollar cost averaging program, (3) reductions in the current mortality and expense risk charge and (4) reductions in the current monthly contract charge. Keeping these purposes in mind, please note the following changes:

A. LIFE EXTENSION BENEFIT II RIDER - On October 14, 2002, subject to jurisdictional availability, a new Life Extension Benefit II Rider (LEB
     II) will be offered. For policies issued prior to October 14, 2002, LEB II can be added to the policy. For policies issued on or after October 14, 2002 LEB II can be added to the policy at issue or added to the policy at a later date. The existing LEB rider (which is described in the prospectus) will continue to be available at policy issue. You can choose between LEB or LEB II. LEB and LEB II cannot be added to the same policy.

     1. On page 39 of the prospectus, add the following language immediately following the second full paragraph:

         LIFE EXTENSION BENEFIT II RIDER (LEB II)

         Similar to the existing LEB rider, the LEB II rider benefit becomes effective on the policy anniversary on which the insured (under VUL) or younger insured (under SVUL) is (or would have been) age 100. Under this rider, the life insurance benefit will continue to equal the Life Insurance Benefit of the policy plus the death benefit payable under any riders effective on the date of the insured's (under VUL) or last surviving insured's (under SVUL) death. Without this rider, on the policy anniversary on which the insured (under
         VUL) or younger insured (under SVUL) is (or would have been) age 100, the Life

         Insurance Benefit would be equal to the policy's Cash Value. You can cancel this rider by sending us a signed written notice. This rider will end on the Monthly Deduction Day on or next following receipt of your request.

         When the policy and the LEB II are issued at the same time, the rider and the policy will have the same issue date. If the rider is added to a policy that is already in force, the rider's date of issue will be shown on the Policy's Data Page.

         The charge for this rider is calculated as a per thousand charge based on the combined face amounts of the base policy and any term riders (except the Level First-to-Die Term Rider). Each time the Face Amount of the base policy and/or term riders is increased, an additional charge for the rider will apply. The charge is shown on the Policy Data Page. When the policy and the rider are issued at the same time, the charge will be deducted from the policy's Cash Value on each Monthly Deduction Day starting from the Policy Date. When the policy and the rider are issued separately, the charge will be deducted from the policy's Cash Value on each Monthly Deduction Day starting from the date the rider is issued. Charges will continue until the policy anniversary on which the insured is age 100 (under
         VUL) or the younger insured is or would have been age 100 (under
         SVUL).

         If you are considering the purchase of either the LEB Rider or the LEB II Rider you should compare the riders carefully and discuss any questions you have with your registered representative.

     2. On page 19 of the prospectus, add the following language immediately following the second full paragraph:

         LIFE EXTENSION BENEFIT II RIDER CHARGE

         If you have this rider, we will deduct a per thousand charge based on the combined face amounts of the base policy and any term riders (except the Level First-to-Die Term Rider). Each time the Face Amount of the base policy and/or term riders is increased, an additional charge for the rider will apply. When the policy and the rider are issued at the same time, the charge will be deducted from the policy's Cash Value on each Monthly Deduction Day starting from the Policy Date. When the policy and the rider are issued separately, the charge will be deducted from the policy's Cash Value on each Monthly Deduction Day starting from the date the rider is issued. Charges will continue until the policy anniversary on which the insured is age 100 (under VUL) or the younger insured is or would have been age 100 (under SVUL). Rates will vary by age, sex and underwriting class and can be found on the Policy Data Page.

     3. On page 22 of the prospectus, replace the first sentence of the paragraph under the heading "Life Insurance Benefit Past Age 100" with the following:

         Unless the Life Extension Benefit Rider or the Life Extension Benefit II Rider is in effect, beginning on the policy anniversary on which the insured is age 100 (under VUL) or the younger insured is or would have been age 100 (under SVUL), the policy's Face Amount, as shown on the Policy Data Page, will no longer apply.

     4. On page 34 of the prospectus, under the heading "ADDITIONAL BENEFITS THROUGH RIDERS AND OPTIONS", delete the second sentence of the first paragraph and replace it with the following:

         Except for the Living Benefits Rider and the Life Extension Benefit II Rider (both of which can be added to your policy after issue), all of the riders must be applied for at issue.

     5. On page 34 of the prospectus, under the heading "ADDITIONAL BENEFITS THROUGH RIDERS AND OPTIONS" add the following to the list of riders under the first full paragraph.

         -        Life Extension Benefit II Rider

B. ENHANCED DOLLAR COST AVERAGING PROGRAM - ONLY FOR POLICIES ISSUED ON OR AFTER OCTOBER 14, 2002. Policies issued on or after October 14, 2002 will have the option of electing the Enhanced Dollar Cost Averaging (DCA) program. Enhanced DCA can be elected only at the time of issue.

     1. On page 4 of the prospectus, under the heading "DEFINITIONS" delete the definition of Cash Value and replace it with the following:

                  Cash Value: The policy's Separate Account Value, plus the value in the standard Fixed Account, plus the value in the Enhanced DCA Fixed Account.

     2. On page 4 of the prospectus, under the heading "DEFINITIONS" add the following:

                  ENHANCED DCA FIXED ACCOUNT - The 12-month Dollar Cost Averaging account used specifically for the Enhanced DCA program.

     3. On page 4 of the prospectus, under the heading "DEFINITIONS" add the following sentence to the definition of Fixed Account:

                  Throughout this prospectus, unless otherwise noted by use of the term "standard Fixed Account," the term Fixed Account should be read as "Fixed Account and the Enhanced DCA Fixed Account."

     4. On page 16 of the prospectus, under the heading "DEDUCTIONS FROM CASH VALUE" delete the references to Fixed Account in the second and third sentences of the third paragraph and replace them with "standard Fixed Account."

     5. On page 28 of the prospectus, under the heading "AMOUNT IN THE FIXED ACCOUNT" delete the clause that begins "plus 2)" and replace it with the following:

                  plus 2) any transfers you have made from the Separate Account to the standard Fixed Account (no transfers can be made into the Enhanced DCA Fixed Account);

     6. On page 30 of the prospectus, under the section "LOANS" delete the second sentence of the second paragraph and replace it with the following:

                  Any amount that secures a loan remains part of your policy's Cash Value but is transferred to the standard Fixed Account.

     7. On page 30 of the prospectus, under the heading "YOUR POLICY AS COLLATERAL FOR THE LOAN" delete the entire paragraph and replace it with the following:

                  When you request a loan, if the Cash Value in the standard Fixed Account does not equal at least 100% of the requested loan plus any outstanding loans including accrued loan interest, a transfer of funds will be made from the Enhanced DCA Fixed Account to the standard Fixed Account so that the cash value in the standard Fixed Account is at least 100% of the requested loan plus any outstanding loans, including accrued loan interest. If, after the transfer of all funds in the Enhanced DCA Fixed Account, the cash value of the standard Fixed Account is not at least 100% of this required loan amount, a transfer of funds will be made from the Separate Account to the standard Fixed Account so that the cash value in the standard Fixed Account is at least 100% of the required loan amount plus any outstanding loans including accrued loan interest. We will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions or, if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any partial surrenders or transfer any funds from the standard Fixed Account if the partial surrender or transfer would cause the cash value of the standard Fixed Account to fall below 100% of all outstanding loans. Additionally, if the monthly deductions from the Cash Value will cause the cash value of the standard Fixed Account to fall below 100% of all outstanding policy loans, we will take these deductions first from the Enhanced DCA Fixed Account, and then from the Investment Divisions of the Separate Account as indicated above.

     8. On page 42 of the prospectus, under the heading "PREMIUM ALLOCATION" add the following immediately after the first sentence:

                  If you elect to participate in the Enhanced DCA program, you must allocate 100% of your initial premium to the Enhanced DCA Fixed Account. If you participate in this program, additional premium payments received within 12 months following the expiration of the policy's "Right to Examine" period will automatically be allocated to the Enhanced DCA Fixed Account unless you direct us otherwise. No premium payments can be allocated to the Enhanced DCA Fixed Account after the first 12 months following the expiration of the policy's "Right to Examine" period.

     9. On page 49 of the prospectus, under the heading "THE FIXED ACCOUNT" add the following after the first sentence:

                  At the time you apply for a policy you can elect to participate in the Enhanced DCA program. If you elect to participate in this program, you must allocate 100% of your initial net premium to the Enhanced DCA Fixed Account. Additional premiums paid in the first Policy Year will also be allocated to the Enhanced DCA Fixed Account unless you direct us otherwise.

     10. On page 49 of the prospectus, under the heading "INTEREST CREDITED ON AMOUNTS IN THE FIXED ACCOUNT" delete the references to "Fixed Account" in the third and fourth sentences and replace them with "standard Fixed Account."

     11. On page 50 of the prospectus, under the heading "TRANSFERS BETWEEN INVESTMENT DIVISIONS AND/OR THE FIXED ACCOUNT" delete the first paragraph and replace it with the following:

                  You can transfer all or part of the Cash Value of your policy (i) from the standard Fixed Account to the Investment Divisions of the Separate Account, (ii) from the Enhanced DCA Fixed Account to the Investment Divisions of the Separate Account, (iii) from the Enhanced DCA Fixed Account to the standard Fixed Account, (iv) from the Investment Divisions of the Separate Account to the standard Fixed Account, or (v) between the Investment Divisions in the Separate Account. You cannot transfer any portion of the Cash Value of your policy from the Investment Divisions of the Separate Account or from the standard Fixed Account to the Enhanced DCA Fixed Account.

     12. On page 52 of the prospectus, immediately following the section entitled "DOLLAR COST AVERAGING" add the following:

                  ENHANCED DOLLAR COST AVERAGING - ONLY FOR POLICIES ISSUED ON OR AFTER OCTOBER 14, 2002. ENHANCED DCA MUST BE ELECTED AT TIME OF ISSUE. Policies that are issued on or after October 14, 2002 can elect to participate in the Enhanced Dollar Cost Averaging (DCA) program. This feature permits you to set up automatic dollar cost averaging using the Enhanced DCA Fixed Account when an initial premium payment is made. If you participate in the Enhanced DCA Fixed Account program you cannot use traditional Dollar Cost Averaging or Automatic Asset Reallocation until the account is closed 12 months following the expiration of the policy's "Right to Examine" period. In addition, you cannot Interest Sweep out of the Enhanced DCA Fixed Account (See INVESTMENTS - INTEREST SWEEP on page 53 of the prospectus).

                  IF YOU ELECT TO PARTICIPATE IN THIS PROGRAM, YOUR ENTIRE INITIAL NET PREMIUM MUST BE ALLOCATED TO THE ENHANCED DCA FIXED ACCOUNT. SUBSEQUENT PREMIUMS RECEIVED WITHIN 12 MONTHS FOLLOWING THE EXPIRATION OF THE POLICY'S "RIGHT TO EXAMINE" PERIOD WILL ALSO BE ALLOCATED TO THE ENHANCED DCA FIXED ACCOUNT UNLESS YOU DIRECT US OTHERWISE.

                  The Enhanced DCA program allows you to make regular periodic allocations from the Enhanced DCA Fixed Account into the Investment Divisions and/or standard Fixed Account over a twelve-month period. It involves the automatic transfer of a specified amount from the Enhanced DCA Fixed Account into the Investment Divisions and/or standard Fixed Account according to the allocation instructions provided by you. The Enhanced DCA Fixed Account will credit interest at a rate, which We declare periodically in advance, and at Our sole discretion. This rate will never be less than an annual rate of 3%. We may credit different interest rates to the Enhanced DCA Fixed Account, the standard Fixed Account and to any loaned amounts. Interest accrues daily and is credited on each Monthly Deduction Day. Contact your registered representative for the current rate. Amounts in the Enhanced DCA Fixed Account only earn the Enhanced DCA Fixed Account interest rate while they are in the Enhanced DCA Fixed Account waiting to be transferred to the Investment Divisions. Because the entire initial premium is not in the Enhanced DCA Fixed Account for the full year, the annual effective rate will not be achieved.

                  Amounts in the Enhanced DCA Fixed Account will be transferred to the Investment Divisions and/or standard Fixed Account on each Monthly Deduction Day for a period of twelve months immediately following the policy's "Right to Examine Period". The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the Enhanced DCA Fixed Account as of the date of the transfer. Transfers from the Enhanced DCA Fixed Account occur automatically and are based on the following formula:

     ---------------------------------------------------------------------------
          MONTHLY DEDUCTION DAY              AMOUNT TRANSFERRED FROM THE
        (FOLLOWING THE "RIGHT TO              ENHANCED DCA FIXED ACCOUNT
            EXAMINE" PERIOD)               (AS A PERCENTAGE OF THE ENHANCED
                                          DCA FIXED ACCOUNT VALUE AS OF THE
                                          APPLICABLE MONTHLY DEDUCTION DAY)
     ---------------------------------------------------------------------------
                    1                                       8.33%
     ---------------------------------------------------------------------------
                    2                                       9.09%
     ---------------------------------------------------------------------------
                    3                                       10.00%
     ---------------------------------------------------------------------------
                    4                                       11.11%
     ---------------------------------------------------------------------------
                    5                                       12.50%
     ---------------------------------------------------------------------------
                    6                                       14.29%
     ---------------------------------------------------------------------------
                    7                                       16.67%
     ---------------------------------------------------------------------------
                    8                                       20.00%
     ---------------------------------------------------------------------------
                    9                                       25.00%
     ---------------------------------------------------------------------------
                   10                                       33.33%
     ---------------------------------------------------------------------------
                   11                                       50.00%
     ---------------------------------------------------------------------------
                   12                                      100.00%
     ---------------------------------------------------------------------------

         The entire value of the Enhanced DCA Fixed Account will be completely transferred to the Investment Divisions and/or standard Fixed Account within 12 months following the expiration of the policy's "Right to Examine" period. For example, if you allocate an initial premium payment to the Enhanced DCA Fixed Account under which the 12-month term will end on December 31, 2003 and We receive a subsequent premium payment for the Enhanced DCA Fixed Account before December 31, 2003, we will allocate the subsequent premium payment to the same Enhanced DCA Fixed Account and transfer the entire value of the Enhanced DCA Fixed Account to the Investment Divisions and/or standard Fixed Account by December 31, 2003 based on the schedule shown above, even though a portion of the money was not in the Enhanced DCA Fixed Account for the entire 12-month period.

         You can make partial surrenders and transfers (in addition to the automatic transfers described above) from the Enhanced DCA Fixed Account at any time without penalty.

         YOU CANNOT MAKE TRANSFERS INTO THE ENHANCED DCA FIXED ACCOUNT.

         Use of the Enhanced DCA Fixed Account does not assure growth or protect against loss in declining markets. Assets in Our general account support the Enhanced DCA Fixed Account.

         You can cancel the Enhanced DCA Fixed Account at any time by written request. Upon receiving your cancellation request we will transfer the entire Enhanced DCA Fixed Account balance to the Investment Divisions and/or standard Fixed Account according to the allocation instructions provided by you. We reserve the right to stop offering the Enhanced DCA Fixed Account at any time. Enhanced DCA may not be available in all jurisdictions.

     13. On page 50 of the prospectus, under the heading "TRANSFERS BETWEEN INVESTMENT DIVISIONS AND/OR THE FIXED ACCOUNT - Maximum Transfer" add the following sentence at the end of the first full paragraph of that section:

                  These transfer limits do not apply to transfers out of the Enhanced DCA Fixed Account.

     14. On page 51 of the prospectus, under the heading "TRANSFERS BETWEEN INVESTMENT DIVISIONS AND/OR THE FIXED ACCOUNT - Transfer Charge" delete the last sentence in that paragraph and replace it with the following:

                  We will not count any transfer made in connection with Dollar Cost Averaging, Enhanced Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options as a transfer toward the twelve transfer limit.

C. MONTHLY CONTRACT CHARGES - Effective October 14, 2002, the current monthly contract charges for Policy Years 2 and beyond are reduced from $50 per month to $25 per month. This reduction is applicable to all in-force and new policies.

         1. On page 8 of the prospectus, under the heading "Monthly Contract Charge" add the following sentence at the end of the paragraph:

                  Current monthly contract charges are $100 per month during Policy Year 1, and $25 per month during Policy Years 2 and beyond.

         2. On page 11 of the prospectus, under the heading "DEDUCTIONS FROM CASH VALUE - Monthly Contract Charge" change the charges listed in the current column to read:

                  $100 in Policy Year 1
                  $25 in Policy Years 2+(1)

         3. On page 16 of the prospectus, under the heading "MONTHLY CONTRACT CHARGE" add the following sentence at the end of the paragraph:

                  Current monthly contract charges are $100 per month during Policy Year 1, and $25 per month during Policy Years 2 and beyond.

D. MORTALITY & EXPENSE RISK CHARGES - Effective October 14, 2002 the current mortality & expense risk charges for Policy Years 1-10 are reduced from up to ..65% of

Separate Account Value to up to .55% of Separate Account Value. In addition, the reductions in the morality & expense risk charge rates start at $250,000 of Separate Account Value. This reduction is applicable to all in-force and new policies.

     1. On pages 8-9 of the prospectus, under the heading "Mortality and Expense Risk Charge" delete the third sentence and replace it with the following:

                  In Policy Years 1-20 this percentage currently ranges from .25% to .55% of the Separate Account Value; and in Policy Years 21 and beyond this percentage ranges from .05% to .35% of the Separate Account Value.

     2. On page 11 of the prospectus, under the heading "DEDUCTIONS FROM CASH VALUE - Mortality & Expense Risk Charge" change the charges listed in the current column to read:

                  Up to .55% in Policy Years 1-20(3)
                  Up to .35% in Policy Years 21+

     3. On page 17 of the prospectus, under the heading "Current Mortality and Expense Risk Charge" delete the entire first paragraph and replace it with the following:

                  In Policy Years 1-20 we currently deduct a mortality and expense risk charge that is equal to an annual rate of up to .55% of the Separate Account Value. If the Policy has an Alternative Cash Surrender Value, the mortality and expense risk charge is increased by .30% in Policy Years 1-10. In Policy Years 21 and beyond, the charge is equal to an annual rate of up to .35% of the Separate Account Value.

     4. On page 18 of the prospectus, delete the chart that appears under the first full sentence on the page and replace it with the following:

   SEPARATE ACCOUNT VALUE                                   REDUCTION IN RATE
   -----------------------------------------------------------------------------
   Less than $250,000                                       0.00%
   -----------------------------------------------------------------------------
   At least $250,000 but less than $500,000                 0.20%
   -----------------------------------------------------------------------------
   At least $500,000 but less than $1,000,000               0.25%
   -----------------------------------------------------------------------------
   $1,000,000 or more                                       0.30%
   -----------------------------------------------------------------------------



     -------------------------------------------------------------------

               New York Life Insurance and Annuity Corporation
                           (A Delaware Corporation)
                              51 Madison Avenue
                           New York, New York 10010

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES


         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Pinnacle Variable Universal Life and Pinnacle Survivorship Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The prospectus supplement consisting of 9 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.
     Written consents of the following persons:

     (a) Thomas F. English, Esq.


     (b) Aryeh Bak, Assistant Actuary


     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B- 2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, (File No. 64410), filed 4/25/97 and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (3)(a)(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, (File No. 64410), filed 4/25/97 and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(a)(2) to Registrant's Post-Effective Amendment No. 3 on Form S-6 (File No. 64410), filed 4/17/96 and incorporated herein by reference.

     (3)(b)       Not applicable.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-80) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (5) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(a) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-81) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(b) Form of Policy for Flexible Premium Variable Universal Life Insurance Policies (No. 300-82) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (5)(b) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(c) Form of Policy for Flexible Premium Survivorship Variable Universal Life Insurance Policies (No. 300-83) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(d) Supplementary Term Rider (STR) (No. 300-900) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(e) Supplementary Term Rider (STR) (No. 300-901) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(f) Scheduled Term Insurance Rider (STIR) (No. 300-902) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(f) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(g) Scheduled Term Insurance Rider (STIR) (No. 300-903) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(g) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(h) Life Extension Benefit (LEB) Rider (No. 300-904) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.

     (5)(i) Life Extension Benefit (LEB) Rider (No. 300-905) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(i) to Registrant's initial registration statement on Form S-6 (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.


     (5)(j) Life Extension Benefit II (LEB II) Rider (No. 302-908) - Filed herewith.



     (5)(k) Life Extension Benefit II (LEB II) Rider (No. 302-909) - Filed herewith.


     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

     (9)(n) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.


     (9)(q) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(r) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(s) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


     (9)(t) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.



     (9)(u) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.



    (9)(v) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.


    (9)(w) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment
                  No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.



    (10) Form of Application - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's initial registration statement on Form S-6
                  (File No. 333-57210), filed 3/19/01 and incorporated herein by reference.


(11)(a) Illustration for NYLIAC Pinnacle Variable Universal Life dated 5/30/01 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (11)(a) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(11)(b) Illustration for NYLIAC Pinnacle Survivorship Variable Universal Life dated 5/30/01 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (11)(b) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.



(11)(c) Illustration for NYLIAC Pinnacle Variable Universal Life dated 9/27/02 - Filed herewith.

(11)(d) Illustration for NYLIAC Pinnacle Survivorship Variable Universal Life dated 9/27/02 - Filed herewith.


2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.


3.                Not applicable.

4.                Not applicable.

5.                Not applicable.


6.                Opinion and Consent of Aryeh Bak, Assistant
                  Actuary - Filed herewith.


7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 4th day of October, 2002.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ ROBERT J. HEBRON
                                           -------------------------------------
                                            Robert J. Hebron
                                            Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ ROBERT J. HEBRON
                                           -------------------------------------
                                            Robert J. Hebron
                                            Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:





     Gary G. Benanav*               Director


     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director


     Theodore A. Mathas*            Director

     Anne F. Pollack*               Director



     Robert D. Rock*                Director



     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)


     Seymour Sternberg*             Director

     George J. Trapp*               Director

*By  /s/ ROBERT J. HEBRON
   -------------------------------------
     Robert J. Hebron
     Attorney-in-Fact


October 4, 2002


*  Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX


Exhibit
Number              Description
------              -----------





     (5)(j)       Life Extension Benefit II (LEB II) Rider (No. 302-908)



     (5)(k)       Life Extension Benefit II (LEB II) Rider (No. 302-909)



     (11)(c) Illustration for NYLIAC Pinnacle Variable Universal Life dated 9/27/02

     (11)(d) Illustration for NYLIAC Pinnacle Survivorship Variable Universal Life dated 9/27/02


2.                Opinion and Consent of Thomas F. English, Esq.


6.                Opinion and Consent of Aryeh Bak, Assistant Actuary


7.                Consent of PricewaterhouseCoopers LLP